Significant partly-owned subsidiary	12 Months Ended
Dec. 31, 2021
Interest In Other Entities [Abstract]
Significant partly-owned subsidiary

Note 36	Significant partly-owned subsidiary
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2021	2020
Current assets	329	357
Non-current assets	1,010	1,032
Total assets	1,339	1,389
Current liabilities	220	159
Non-current liabilities	226	227
Total liabilities	446	386
Total equity attributable to BCE shareholders	622	699
NCI	271	304
(1)At December 31, 2021 and 2020, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2021 and 2020 include $5 million and $6 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2021	2020
Operating revenues	879	754
Net earnings	158	202
Net earnings attributable to NCI	51	64
Total comprehensive income	164	200
Total comprehensive income attributable to NCI	53	63
Cash dividends paid to NCI	86	53
(1)CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2021 and 2020, respectively.